UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 36.5% of net assets
U.S. Government Agency Debt 33.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		2.49%		06/24/19	100,000	99,424
		2.58%		07/03/19	100,000	99,341
		2.59%		07/03/19	100,000	99,339
		2.47%		07/31/19	232,000	230,090
		2.48%		09/03/19	800,000	791,544
FEDERAL HOME LOAN BANKS		2.41%		04/04/19	500,000	499,900
		2.44%		04/04/19	100,000	99,980
		2.47%		04/04/19	200,000	199,959
		2.45%		04/05/19	100,000	99,973
		2.46%		04/05/19	100,000	99,973
		2.44%		04/10/19	200,000	199,879
		2.45%		04/10/19	200,000	199,878
		2.46%		04/10/19	200,000	199,878
		2.47%		04/11/19	100,000	99,932
		2.45%		04/12/19	200,000	199,850
		2.42%		04/16/19	1,000,000	998,994
		2.42%		04/17/19	2,000,000	1,997,854
		2.46%		04/17/19	1,000,000	998,911
		2.42%		04/22/19	1,000,000	998,591
		2.46%		04/22/19	500,000	499,285
		2.45%		04/24/19	100,000	99,844
		2.48%		04/24/19	200,000	199,686
		2.46%		04/26/19	500,000	499,149
		2.42%		05/01/19	2,000,000	1,995,995
		2.45%		05/01/19	500,000	498,983
		2.46%		05/01/19	500,000	498,979
		2.43%		05/03/19	700,000	698,494
		2.43%		05/06/19	1,000,000	997,647
		2.46%		05/06/19	500,000	498,809
		2.44%		05/08/19	1,000,000	997,502
		2.42%		05/09/19	1,000,000	997,456

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.42%		05/10/19	3,000,000	2,992,167
		2.45%		05/10/19	200,000	199,471
		2.43%		05/15/19	2,500,000	2,492,602
		2.44%		05/15/19	100,000	99,702
		2.47%		05/15/19	100,000	99,699
		2.45%		05/17/19	1,000,000	996,876
		2.46%		05/24/19	300,000	298,918
		2.50%		05/24/19	200,000	199,279
		1.38%		05/28/19	1,525,000	1,522,345
		2.45%		05/28/19	2,000,000	2,000,062
		2.46%		05/29/19	800,000	796,842
		2.44%		06/03/19	1,000,000	995,756
		2.48%		06/04/19	400,000	398,251
		2.43%		06/07/19	500,000	497,753
		4.38%		06/14/19	1,000,000	1,003,736
		2.51%		06/21/19	200,000	198,880
		2.45%		06/25/19	1,000,000	994,263
		2.54%		07/01/19	118,000	117,251
		2.60%		07/02/19	100,000	99,343
		2.53%		07/10/19	100,000	99,306
		2.49%		07/24/19	1,500,000	1,488,315
		0.88%		08/05/19	1,600,000	1,591,141
		2.54%		08/06/19	100,000	99,115
		2.56%		09/06/19	150,000	148,341
		2.48%		09/11/19	500,000	494,449
		2.48%		09/13/19	1,000,000	988,771
		2.46%		09/25/19	2,000,000	1,976,105
		2.58%		03/20/20	500,000	500,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.13%		04/15/19	228,000	227,878
		1.25%		10/02/19	300,000	298,100
FEDERAL NATIONAL MORTGAGE ASSOCIATION		2.44%		04/17/19	893,000	892,032
		0.88%		08/02/19	1,000,000	994,363
						42,496,231
U.S. Treasury Debt 3.1%
United States Treasury		2.44%		04/23/19	2,000,000	1,997,023
		1.63%		06/30/19	2,000,000	1,995,806
						3,992,829
Total Fixed-Rate Obligations
(Cost $46,489,060)						46,489,060

Variable-Rate Obligations 21.3% of net assets
U.S. Government Agency Debt 21.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.05%)		2.54%	04/21/19	02/21/20	500,000	500,501
(3 mo. USD-LIBOR - 0.14%)		2.46%	06/12/19	03/12/20	1,000,000	999,953

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.32%)		2.48%		04/09/19	10,000,000	9,999,663
(3 mo. USD-LIBOR - 0.32%)		2.48%		04/12/19	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.07%)		2.42%		04/24/19	1,000,000	999,979
(1 mo. USD-LIBOR - 0.14%)		2.36%	04/09/19	05/09/19	600,000	599,983
(SOFR + 0.04%)		2.69%	03/30/19	06/21/19	500,000	500,000
(3 mo. USD-LIBOR - 0.26%)		2.35%		06/27/19	1,000,000	999,865
(1 mo. USD-LIBOR - 0.09%)		2.40%	04/10/19	09/10/19	1,000,000	999,913
(1 mo. USD-LIBOR - 0.08%)		2.41%	04/27/19	09/27/19	1,000,000	999,943
(1 mo. USD-LIBOR - 0.07%)		2.42%	04/09/19	10/09/19	1,000,000	999,999
(SOFR + 0.03%)		2.68%	03/30/19	12/06/19	500,000	500,000
(SOFR + 0.07%)		2.72%	03/30/19	03/27/20	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.03%)		2.46%	04/20/19	04/20/20	2,000,000	2,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		2.68%	03/30/19	06/19/19	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $27,099,799)						27,099,799
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(a)	2.39%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 42.2% of net assets
U.S. Government Agency Repurchase Agreements* 29.1%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,224, 4.00%, due 07/01/47)		2.61%		04/01/19	1,000,218	1,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,250, 0.00% - 3.17%, due 04/11/19 - 08/01/47)		2.60%		04/01/19	1,000,217	1,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $12,360,000, 3.00% - 4.50%, due 02/01/41 - 11/01/48)		2.60%		04/01/19	12,002,600	12,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.50%, due 07/01/48)		2.60%		04/01/19	1,000,217	1,000,000

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $12,240,026, 2.88%, due 11/30/23)		2.61%		04/01/19	12,002,610	12,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,298, 0.63% - 2.13%, due 02/15/40 - 02/15/46)		2.57%		04/01/19	1,000,214	1,000,000
ROYAL BANK OF CANADA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $6,181,324, 2.94% - 4.50%, due 12/01/47 - 06/01/51)		2.57%		04/01/19	6,001,285	6,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $3,120,684, 4.00% - 4.41%, due 06/01/25 - 08/01/48)		2.63%		04/01/19	3,000,658	3,000,000
						37,000,000
U.S. Treasury Repurchase Agreements 13.1%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,234, 2.88%, due 08/15/28)		2.60%		04/01/19	1,000,217	1,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,742,586, 2.88%, due 08/15/28)		2.40%		04/01/19	1,708,320	1,707,978
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $11,222,456, 0.00% - 2.88%, due 04/25/19 - 05/31/25)		2.58%		04/01/19	11,002,365	11,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $3,060,724, 0.00%, due 05/14/19)		2.60%		04/01/19	3,000,650	3,000,000
						16,707,978
Total Repurchase Agreements
(Cost $53,707,978)						53,707,978
(a)	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$46,489,060	$—	$46,489,060
Variable-Rate Obligations[1]	—	27,099,799	—	27,099,799
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	53,707,978	—	53,707,978
Total	$45,600	$127,296,837	$—	$127,342,437
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713MAR19

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: May 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: May 14, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: May 14, 2019